CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Consolidated Statement Of Comprehensive Income [line items]
Net income	$ 11	$ 109	$ 131	$ 262
Other comprehensive income (loss) that will not be reclassified to net income
Actuarial loss on defined benefit plans	(4)	(8)	(2)	(13)
Deferred income taxes on above items	1	4	1	4
Total items that will not be reclassified to net income	(3)	(4)	(1)	(9)
Other comprehensive (loss) income that may be reclassified to net income
Foreign currency translation	222	33	(1,564)	168
Gains (losses) arising during the period on financial instruments designated as cash-flow hedges	(16)	6	2	2
Unrealized (loss) gain on foreign exchange swaps net investment hedge	(6)	7	23	1
Unrealized gain (loss) on investments in equity securities	1	(3)	(8)	23
Reclassification adjustments for amounts recognized in net income	(12)	(4)	(31)	0
Deferred income taxes on above items	5	2	5	1
Equity-accounted investments	15	0	(8)	0
Total items that may be reclassified subsequently to net income	209	41	(1,581)	195
Other comprehensive income (loss)	206	37	(1,582)	186
Comprehensive income (loss)	217	146	(1,451)	448
Comprehensive income (loss) attributable to:
Preferred limited partners' equity	14	11	26	21
Limited partners' equity	(28)	24	(456)	79
Comprehensive income (loss)	217	146	(1,451)	448
Participating non-controlling interests – in operating subsidiaries
Consolidated Statement Of Comprehensive Income [line items]
Net income	35	74	118	168
Other comprehensive (loss) income that may be reclassified to net income
Other comprehensive income (loss)	192	2	(788)	85
Comprehensive income (loss) attributable to:
Non-controlling interests	227	76	(670)	253
General partnership interest in a holding subsidiary held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net income		1		1
Other comprehensive (loss) income that may be reclassified to net income
Other comprehensive income (loss)	(1)	(1)	(7)
Comprehensive income (loss) attributable to:
Non-controlling interests	(1)	0	(7)	1
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net income	(19)	7	(11)	25
Other comprehensive (loss) income that may be reclassified to net income
Other comprehensive income (loss)	(2)	11	(320)	33
Comprehensive income (loss) attributable to:
Non-controlling interests	(21)	18	(331)	58
Preferred equity
Consolidated Statement Of Comprehensive Income [line items]
Net income	6	7	13	13
Other comprehensive (loss) income that may be reclassified to net income
Other comprehensive income (loss)	20	10	(26)	23
Comprehensive income (loss) attributable to:
Non-controlling interests	$ 26	$ 17	$ (13)	$ 36